Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total Capital
Total Capital (to risk-weighted assets)	$ 29,092	$ 24,033
Total Capital (to risk-weighted assets) ratio	16.90%	17.90%
Minimum amount of capital for adequacy purposes	13,778	10,748
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum capital required to be well-capitalized under prompt corrective action provisions	17,223	13,436
Minimum capital required to be well-capitalized under prompt corrective action provisions, ratio	10.00%	10.00%
Tier 1 Capital (to risk-weighted assets)
Tier 1 Capital (to risk-weighted assets)	27,662	22,563
Tier 1 Capital (to risk-weighted assets) ratio	16.10%	16.80%
Minimum amount of Tier 1 Capital for adequacy purposes	6,889	5,374
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions	10,334	8,061
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions, ratio	6.00%	600.00%
Tier 1 Capital (to average assets)
Tier 1 Capital (to average assets)	27,662	22,563
Tier 1 Capital (to average assets) ratio	8.50%	10.80%
Minimum amount of Tier 1 Capital for adequacy purposes	4,858	3,137
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	1.50%	1.50%
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions	$ 6,477	$ 4,183
Minimum Tier 1 Capital required to be well-capitalized under prompt corrective action provisions, ratio	2.00%	2.00%